Schedule of Amounts Due from Related Parties (Details)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Related Party Transaction [Line Items]
Amounts due from related parties					$ 24,231,643
Tai Wai (Stephen) Lam [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1],[2]				5,794,360
Chi Weng Tam [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[2],[3]				3,338,543
PrimeTime Global Technologies Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[4],[5]				160,825
PrimeTime Global Markets Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[6],[7]				462,111
DTXS Fintech Holdings Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[8],[9]				14,319,362
Metallic Icon Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[10],[11]				58,172
DTXS PrimeTime Holdings Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[12],[13]				35,970
Gaderway Investments Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[14],[15]				62,300
Digital Mind Holdings Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[16],[17]

[1]	Tai Wai (Stephen) Lam, a director and a shareholder of the Company.
[2]	The balance represented the advances to the directors. These amounts were unsecured, interest-free and repayable on demand. The outstanding balances have been assigned to Digital Mind Holdings Limited on June 29, 2022. The amounts due from related parties were presented as a reduction of the shareholder’s equity as of December 31, 2021 pursuant to the Codification of Staff Accounting Bulletins Topic 4, section G.
[3]	Chi Weng Tam, a director, an executive officer and a shareholder of the Company.
[4]	PrimeTime Global Technologies Limited, controlled by DTXS FinTech Holdings Limited.
[5]	The balance represented fund transfer which were unsecured, interest-free and repayable on demand. The outstanding balances have been assigned to Digital Mind Holdings Limited on June 29, 2022. The amounts due from related parties were presented as a reduction of the shareholder’s equity as of December 31, 2021 pursuant to the Codification of Staff Accounting Bulletins Topic 4, section G.
[6]	PrimeTime Global Markets Limited, controlled by DTXS PrimeTime Holdings Limited.
[7]	The balance represented fund transfer which were unsecured, interest-free and repayable on demand. The outstanding balances have been assigned to Digital Mind Holdings Limited on June 29, 2022. The amounts due from related parties were presented as a reduction of the shareholder’s equity as of December 31, 2021 pursuant to the Codification of Staff Accounting Bulletins Topic 4, section G.
[8]	DTXS Fintech Holdings Limited, controlled by Metallic Icon Limited.
[9]	The balance represented the expenses paid on behalf of DTXS Fintech Holdings Limited. These amounts were unsecured, interest-free and repayable on demand. The outstanding balances have been assigned to Digital Mind Holdings Limited on June 29, 2022. The amounts due from related parties were presented as a reduction of the shareholder’s equity as of December 31, 2021 pursuant to the Codification of Staff Accounting Bulletins Topic 4, section G.
[10]	Metallic Icon Limited, controlled by Gaderway Investments Limited.
[11]	The balance represented the expenses paid on behalf of Metallic Icon Limited and fund transfer. These amounts were unsecured, interest-free and repayable on demand. The outstanding balances have been assigned to Digital Mind Holdings Limited on June 29, 2022. The amounts due from related parties were presented as a reduction of the shareholder’s equity as of December 31, 2021 pursuant to the Codification of Staff Accounting Bulletins Topic 4, section G.
[12]	DTXS PrimeTime Holdings Limited, controlled by Metallic Icon Limited.
[13]	The balance represented the expenses paid on behalf of DTXS PrimeTime Holdings Limited. These amounts were unsecured, interest-free and repayable on demand. The outstanding balances have been assigned to Digital Mind Holdings Limited on June 29, 2022. The amounts due from related parties were presented as a reduction of the shareholder’s equity as of December 31, 2021 pursuant to the Codification of Staff Accounting Bulletins Topic 4, section G.
[14]	Gaderway Investments Limited, the shareholder of the Company.
[15]	The balance represented the expenses paid on behalf of Gaderway Investments Limited. These amounts were unsecured, interest-free and repayable on demand. The outstanding balances have been assigned to Digital Mind Holdings Limited on June 29, 2022. The amounts due from related parties were presented as a reduction of the shareholder’s equity as of December 31, 2021 pursuant to the Codification of Staff Accounting Bulletins Topic 4, section G.
[16]	Digital Mind Holdings Limited, controlled by Metallic Icon Limited.
[17]	On June 29, 2022, m-FINANCE entered into a sale debt assignment agreement with Digital Mind Holdings Limited, the then shareholder of m-FINANCE, in which m-FINANCE consented to the assignment of amounts owed from the related parties, including Tai Wai (Stephen) Lam, Chi Weng Tam, PrimeTime Global Technologies Limited, PrimeTime Global Markets Limited, DTXS Fintech Holdings Limited, Metallic Icon Limited, DTXS PrimeTime Holdings Limited and Gaderway Investments Limited in the total amount of HK$22,615,322 (equivalent to US$2,898,843) to Digital Mind Holdings Limited. The amounts due from related parties were presented as a reduction of the shareholder’s equity pursuant to the Codification of Staff Accounting Bulletins Topic 4, section G. The amounts due from related parties were presented as a reduction of the shareholder’s equity have been fully settled by (i) netting off the dividend payable in the amounts of HK$10,114,311 (equivalent to US$1,296,457) declared on August 15, 2022 and the remaining balance was settled in cash in August 2022.